CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Net revenues	€ 110,934	€ 111,018	€ 110,595
Cost of revenues	93,975	95,295	97,620
Selling, general and other costs	7,385	7,568	7,576
Research and development costs	3,230	3,274	2,864
Result from investments:	410	316	143
Share of the profit of equity method investees	409	313	130
Other income from investments	1	3	13
Reversal of a Brazilian indirect tax liability	895	0	0
Gains on disposal of investments	76	13	0
Restructuring costs	95	88	53
Net financial expenses	1,469	2,016	2,366
Profit before taxes	6,161	3,106	259
Tax expense	2,651	1,292	166
Net profit from continuing operations	3,510	1,814	93
Profit from discontinued operations, net of tax	0	0	284
Net profit	3,510	1,814	377
Net profit attributable to:
Owners of the parent	3,491	1,803	334
Non-controlling interests	19	11	43
Net profit from continuing operations attributable to:
Net profit from continuing operations attributable to owners of the parent	3,491	1,803	83
Non-controlling interests	€ 19	€ 11	€ 10
Earnings per share [abstract]
Basic earnings per share (in EUR per share)	€ 2.27	€ 1.19	€ 0.22
Diluted earnings per share (in EUR per share)	2.24	1.18	0.22
Earnings per share for Net profit from continuing operations:
Basic earnings per share (in EUR per share)	2.27	1.19	0.05
Diluted earnings per share (in EUR per share)	€ 2.24	€ 1.18	€ 0.05